Exhibit 99.1

Olympic Tower 2017-OT Mortgage Trust

Commercial Mortgage Pass-Through Certificates

Report To:

Deutsche Mortgage & Asset Receiving Corporation

German American Capital Corporation

Deutsche Bank Securities Inc.

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

1 May 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation

German American Capital Corporation

Deutsche Bank Securities Inc.

60 Wall Street, 10th Floor

New York, New York 10005

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

200 West Street

New York, New York 10282

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

1585 Broadway

New York, New York 10036

Re:	Olympic Tower 2017-OT Mortgage Trust

Commercial Mortgage Pass-Through Certificates (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”) in evaluating the accuracy of certain information with respect to the Trust Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Olympic Tower 2017-OT Mortgage Trust securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originators of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 May 2017

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial ownership interests in, and represent obligations of, Olympic Tower 2017-OT Mortgage Trust (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of three senior promissory notes (collectively, the “Senior Trust Notes”) and three junior promissory notes (collectively, the “Junior Trust Notes,” together with the Senior Trust Notes, the “Trust Loan”),
c.	The Senior Trust Notes are pari passu in right of payment with eight related promissory notes (collectively, the “Companion Loans,” together with the Trust Loan, the “Whole Loan”) that will not be assets of the Issuing Entity,
d.	The Whole Loan is secured by, among other things, a first priority mortgage on the leasehold interest of the borrower in four buildings, including (i) 388,170 sq. ft. of office space across floors 3-21 of a 52-story Class A mixed-use building located at 641 Fifth Avenue, New York, New York, (ii) 75,000 sq. ft. of luxury retail space at two adjoining buildings located at 647 and 651 Fifth Avenue, New York, New York and (iii) a 7-story Class A office building located at 10 East 52nd Street, New York, New York (collectively, the “Mortgaged Property”) and
e.	The Whole Loan has one related fixed rate mezzanine loan (the “Mezzanine Loan”) that will not be an asset of the Issuing Entity.

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Whole Loan, Trust Loan, Companion Loans, Mezzanine Loan and Mortgaged Property as of 6 May 2017 (the “Cut-off Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Whole Loan, Trust Loan, Companion Loans, Mezzanine Loan and Mortgaged Property as of the Cut-off Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Whole Loan, as shown on the Final Data File, we recalculated the “Seasoning as of Cut-off Date (Months)” of the Whole Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date

of the Whole Loan, both as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	For the Whole Loan and Mezzanine Loan, the loan agreement and mezzanine loan agreement Source Documents indicate that the Whole Loan and Mezzanine Loan are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use the “Original Balloon Term (Months)” of the Whole Loan, as shown on the Final Data File, for the original interest-only period of the Whole Loan (the “Original Interest Only Period (Months)”),
b.	Use “0” for the original amortization term of the Whole Loan (the “Original Amort. Term (Months)”),
c.	Use “0” for the remaining amortization term of the Whole Loan (the “Remaining Term to Amortization (Months)”),
d.	Use the “Original First Mortgage Balance” of the Whole Loan, as shown on the Final Data File, as:
i.	The principal balance of the Whole Loan as of the Cut-off Date (the “Cut-off First Mortgage Balance”) and
ii.	The principal balance of the Whole Loan as of the “Maturity Date” of the Whole Loan (the “First Mortgage Maturity Balance”) and
e.	Use the original principal balance of the Mezzanine Loan, as shown in the mezzanine loan agreement Source Document, as the principal balance of the Mezzanine Loan as of the Cut-off Date (the “Existing Additional Debt Amount”).

Attachment A Page 3 of 5

6. (continued)

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Balloon Term (Months),
b.	Original Interest Only Period (Months) and
c.	Seasoning as of Cut-off Date (Months)

of the Whole Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity (Months) and
ii.	Rem IO Period

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Cut-off First Mortgage Balance,
b.	Interest Rate and
c.	Interest Calculation (30/360 / Actual/360)

of the Whole Loan, all as shown on the Final Data File, and the calculation methodology provided by the Depositor which is described in the succeeding paragraph of this Item 8., we recalculated the “Average Monthly Debt Service Payment” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Average Monthly Debt Service Payment” of the Whole Loan as 1/12th of the product of:

a.	The “Cut-off First Mortgage Balance,” as shown on the Final Data File,
b.	The “Interest Rate,” as shown on the Final Data File and
c.	365/360.

Attachment A Page 4 of 5

9.	Using the:
a.	Average Monthly Debt Service Payment,
b.	Cut-off First Mortgage Balance,
c.	First Mortgage Maturity Balance,
d.	Appraisal Value,
e.	UW NOI,
f.	UW NCF and
g.	Collateral Square Ft.

of the Whole Loan and Mortgaged Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	UW NOI DSCR (Current),
ii.	UW NCF DSCR (Current),
iii.	LTV at Cut-off,
iv.	LTV at Maturity,
v.	U/W NOI Debt Yield,
vi.	U/W NCF Debt Yield and
vii.	Cut-off Balance per Unit

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the “UW NOI DSCR (Current)” and “UW NCF DSCR (Current)” to two decimal places and to round the “LTV at Cut-off,” “LTV at Maturity,” “U/W NOI Debt Yield” and “U/W NCF Debt Yield” to the nearest 1/10th of one percent.

Additionally, the Depositor instructed us to use the:

a.	UW NOI DSCR (Current) and
b.	UW NCF DSCR (Current)

of the Whole Loan, both as shown on the Final Data File, for the:

i.	UW NOI DSCR (After IO Period) and
ii.	UW NCF DSCR (After IO Period)

characteristics on the Final Data File, respectively. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 5

10.	Using the:
a.	Major Tenant Sq. Ft. # 1,
b.	Major Tenant Sq. Ft. # 2,
c.	Major Tenant Sq. Ft. # 3,
d.	Major Tenant Sq. Ft. # 4,
e.	Major Tenant Sq. Ft. # 5 and
f.	Collateral Square Ft.

of the Mortgaged Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Major % of Sq. Ft. # 1,
ii.	Major % of Sq. Ft. # 2,
iii.	Major % of Sq. Ft. # 3,
iv.	Major % of Sq. Ft. # 4 and
v.	Major % of Sq. Ft. # 5

of the Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicer Fee Rate,
c.	Cert Admin Fee Rate,
d.	CREFC Fee Rate,
e.	Operating Advisor Fee Rate and
f.	Sub Servicer Fee Rate

of the Trust Loan, all as shown on the Final Data File, we recalculated the “Admin Fee Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Whole Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement	1 May 2017

Mezzanine Loan Agreement	1 May 2017

Promissory Notes	1 May 2017

Closing Statement	1 May 2017

Cash Management Agreement	1 May 2017

Guaranty Agreement	1 May 2017

Mortgaged Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	1 April 2017

Engineering Report	20 March 2017

Phase I Environmental Report	21 March 2017

Insurance Review Document	27 April 2017

Underwriter’s Summary Report	17 April 2017

Underwritten Rent Roll	17 April 2017

Historical Occupancy Report	Not Dated

Lease Agreements	Various

Lease Abstracts	Various

USPS Internet Site (www.usps.gov)	Not Applicable

Property Management Agreement	1 June 2016

Title Policy	1 May 2017

Ground Lease Agreements	Various

Ground Lease Abstracts	Not Dated

Ground Lease Amendments	Various

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.gov)
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Units/Rentable Square Ft.	Underwritten Rent Roll
Collateral Square Ft.	Underwritten Rent Roll
Primary Unit of Measure	Underwritten Rent Roll
2013 Occupancy Date	Historical Occupancy Report
2013 Occupancy	Historical Occupancy Report
2014 Occupancy Date	Historical Occupancy Report
2014 Occupancy	Historical Occupancy Report
2015 Occupancy Date	Historical Occupancy Report
2015 Occupancy	Historical Occupancy Report
2016 Occupancy Date	Historical Occupancy Report
2016 Occupancy	Historical Occupancy Report
Most Recent Physical Occupancy	Underwritten Rent Roll
Most Recent Rent Roll/Census Date	Underwritten Rent Roll
Property Manager	Property Management Agreement

Third Party Information:

Characteristic	Source Document

Appraisal Value	Appraisal Report
Date of Valuation	Appraisal Report
Appraisal Value As Is/ Stabilized	Appraisal Report
FIRREA Eligible (Yes/No)	Appraisal Report
Date of Engineering Report	Engineering Report
Date of Phase I Report	Phase I Environmental Report
Earthquake Insurance (Y/N)	Insurance Review Document
Terrorism Insurance (Y/N)	Insurance Review Document
Windstorm Insurance (Y/N)	Insurance Review Document
Single Tenant (Yes/No)	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 2 of 6

Major Tenant Information: (see Note 2)

Characteristic	Source Document

Major Tenant Name # 1	Underwritten Rent Roll
Major Tenant Sq. Ft. # 1	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 1	Underwritten Rent Roll
Major Tenant Name # 2	Underwritten Rent Roll
Major Tenant Sq. Ft. # 2	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 2	Underwritten Rent Roll
Major Tenant Name # 3	Underwritten Rent Roll
Major Tenant Sq. Ft. # 3	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 3	Underwritten Rent Roll
Major Tenant Name # 4	Underwritten Rent Roll
Major Tenant Sq. Ft. # 4	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 4	Underwritten Rent Roll
Major Tenant Name # 5	Underwritten Rent Roll
Major Tenant Sq. Ft. # 5	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 5	Underwritten Rent Roll

Underwriting Information: (see Note 3)

Characteristic	Source Document

2013 Operating Stmt Date	Underwriter’s Summary Report
2013 EGI	Underwriter’s Summary Report
2013 Expenses	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2013 Total Capital Items	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 Operating Stmt Date	Underwriter’s Summary Report
2014 EGI	Underwriter’s Summary Report
2014 Expenses	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2014 Total Capital Items	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 Operating Stmt Date	Underwriter’s Summary Report
2015 EGI	Underwriter’s Summary Report
2015 Expenses	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2015 Total Capital Items	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Underwriting Information: (continued)

Characteristic	Source Document

2016 Operating Stmt Date	Underwriter’s Summary Report
2016 EGI	Underwriter’s Summary Report
2016 Expenses	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2016 Total Capital Items	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
UW EGI	Underwriter’s Summary Report
UW Expenses	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW Replacement Reserves	Underwriter’s Summary Report
UW TI/LC	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report
UW Vacancy	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)
Monthly Tax Constant / Escrow	Closing Statement and Loan Agreement
Monthly Insurance Constant / Escrow	Closing Statement and Loan Agreement
Monthly TI/LC	Closing Statement and Loan Agreement
Monthly Replacement Reserve	Closing Statement and Loan Agreement
Other Reserve	Closing Statement and Loan Agreement
Description Other Reserve	Closing Statement and Loan Agreement
Tax at Closing	Closing Statement and Loan Agreement
Insurance at Closing	Closing Statement and Loan Agreement
TI/LC Taken at Closing	Closing Statement and Loan Agreement
Engineering Reserve Taken at Closing	Closing Statement and Loan Agreement
Earnout/Holdback	Loan Agreement
Earnout/Holdback Description	Loan Agreement
Interest Goes to Borrower RE Tax	Loan Agreement
Interest Goes to Borrower Insurance	Loan Agreement
Interest Goes to Borrower Replacement Reserves	Loan Agreement
Interest Goes to Borrower TI/LC	Loan Agreement
Interest Goes to Borrower Immediate Repairs	Loan Agreement
Interest Goes to Borrower Other Escrows	Loan Agreement

Exhibit 2 to Attachment A Page 4 of 6

Whole Loan, Trust Loan, Companion Loan and Mezzanine Loan Information: (see Note 4)

Characteristic	Source Document(s)

Note Date	Loan Agreement and Promissory Notes
Borrower	Loan Agreement
Mortgage Loan Originator	Loan Agreement
Sponsor	Guaranty Agreement
Guarantor	Guaranty Agreement
Original First Mortgage Balance	Loan Agreement
Interest Rate	Loan Agreement
Amortization Type	Loan Agreement
Interest Calculation (30/360 / Actual/360)	Loan Agreement
First Payment Date	Loan Agreement
Maturity Date	Loan Agreement
ARD (Yes/No)	Loan Agreement
Payment Day	Loan Agreement
Grace Period (Late Fee)	Loan Agreement
Grace Period (Default)	Loan Agreement
Assumption Fee	Loan Agreement
Lockbox Type (see Note 5)	Loan Agreement and Cash Management Agreement
Cash Management (see Note 6)	Loan Agreement and Cash Management Agreement
Excess Cash Trap Trigger	Loan Agreement and Cash Management Agreement
Prepayment Provision (see Note 7)	Loan Agreement
Lockout Expiration Date (see Notes 7 and 8)	Loan Agreement
Partial Prepay Allowed (Yes/No)	Loan Agreement
Partial Prepayment Description	Loan Agreement
SPE	Loan Agreement
Ownership Interest	Title Policy
Lien Position	Title Policy
Letter of Credit	Loan Agreement
TIC	Loan Agreement
Future Additional Debt Permitted (Yes/No)	Loan Agreement
Future Additional Debt Type	Loan Agreement
Future Additional Debt Description	Loan Agreement
Loan Purpose	Closing Statement
Ground Lease Expiration Date	Ground Lease Agreements and Ground Lease Abstracts
Ground Lease Extension Options	Ground Lease Agreements and Ground Lease Abstracts
Existing Additional Debt (Yes/No) (see Note 9)	Loan Agreement and Mezzanine Loan Agreement
Existing Additional Debt Description (see Note 9)	Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 5 of 6

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown in the applicable Source Document.

3.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1 or less.

4.	For each “Whole Loan, Trust Loan, Companion Loan and Mezzanine Loan Information” characteristic (except for the “Original First Mortgage Balance” characteristic, which is only related to the Whole Loan, and the “Existing Additional Debt (Yes/No)” and “Existing Additional Debt Description” characteristics, which are only related to the Mezzanine Loan, as described in Note 9. below), the Depositor instructed us to:
a.	Compare the information for each of these characteristics, as shown on the Preliminary Data File, to the corresponding information in the applicable Source Document(s) for the Whole Loan, and
b.	Use the information for each characteristic described in a. above for the Whole Loan, Trust Loan and Companion Loans, as applicable.

5.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the applicable Source Documents require all tenants to remit all payments due under their respective leases directly to a lockbox account controlled by the lender.

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In-Place” if the applicable Source Documents indicates that the revenue deposited into the lockbox account goes through a waterfall which pays debt service, reserves and other items described in the applicable Source Documents before the lender either (i) disburses excess cash to the borrower or (ii) retains excess cash as additional collateral for the Whole Loan.

7.	For the purpose of comparing the “Prepayment Provision” and “Lockout Expiration Date” characteristics, the Depositor instructed us to assume that the entire “Loan” (as defined in the loan agreement Source Document) has been securitized.

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

8.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Day” which occurs during the open period.

9.	For the purpose of comparing the “Existing Additional Debt (Yes/No)” and “Existing Additional Debt Description” characteristics, the Depositor instructed us to:
a.	Include the Mezzanine Loan as “additional debt” and
b.	Not include the Companion Loans as “additional debt.”

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Number
Property Name
Mortgage Loan Seller
Properties per Loan
Cut-off Trust Loan Amount
Cut-off Companion Loan Amount
% of Total Cut-off Date Pool Balance
Year Renovated
Date of Seismic Report
PML (%)
Date of Phase II Report (if applicable)
Environmental Insurance (Y/N)
Related Principal
Replacement Reserve Taken at Closing
Master Servicing Fee Rate
Primary Servicer Fee Rate
Cert Admin Fee Rate
CREFC Fee Rate
Operating Advisor Fee Rate
Sub Servicer Fee Rate
Sub Serviced (Y/N)
Sub Servicer Name
Directs Investment (Borrower or Lender)

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.